Exhibit 99.30

ATR QM Data Fields

Loans in Report: 10

Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
XXXXXXXXXX	XXXXXXXXXX	QM: Safe Harbor	No	Yes
10